LEASES (Tables)	12 Months Ended
Jun. 30, 2021
LEASES
Schedule of operating lease

	June 30, 2021	June 30, 2020
Operating leases:
Operating lease right of use assets	50,935	63,356
Current operating lease liabilities	55,022	47,904
Non-current operating lease liabilities	—	7,103
Total operating lease liabilities	$55,022	$55,007

Schedule of maturity lease liability

For the year ended June 30,	Operating lease
2022	$55,551
Total	$55,551
Less: amount representing interest	$529
Present value of future minimum lease payments	$55,022
Less: Current obligations	$55,022
Long-term obligations	$—